Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Registrant Name	HEBRON TECHNOLOGY CO., LTD
Entity Central Index Key	0001603993
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8
Entity File Number	001-37829
Class A Common Shares
Entity Common Stock, Shares Outstanding	16,269,577
Class B Common Shares
Entity Common Stock, Shares Outstanding	0